Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	71 Months Ended	110 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 29, 2021	Oct. 30, 2020	Oct. 31, 2019	Dec. 06, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Sep. 09, 2015
C000159801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at POP
Account Value	[1],[2]	$ 20,163.22762	$ 20,163.22762	$ 20,163.22762	$ 20,163.22762	$ 14,457.31346	$ 14,152.28022	$ 10,950.1102	$ 5,863.395762	$ 8,641.349703		$ 9,313.998246	$ 9,240.706881	$ 9,235.464777	$ 10,000
Average Annual Return, Percent	[1],[2]	31.80%	17.13%		7.96%
C000159801 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at NAV
Average Annual Return, Percent	[3]	39.47%	18.47%		8.63%
C000159802 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Select MLP and Energy Fund (Class C/VLPCX) at NAV and with CDSC
Account Value	[4],[5]	$ 19,905.8154	$ 19,905.8154	19,905.8154	$ 19,905.8154	14,375.6957	14,182.7306	11,065.8765	5,955.5398	8,857.1912		9,610.2624	9,622.3415	9,689.283	10,000
Average Annual Return, Percent	[4],[5]	38.47%	17.58%		7.81%
C000159803 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Select MLP and Energy Fund (Class I/VLPIX) at NAV
Account Value	[6]	$ 217,949.87	$ 217,949.87	217,949.87	$ 217,949.87	155,913.113	152,322.015	117,641.574	62,736.77	92,306.669		99,234.184	98,263.308	98,000.102	100,000
Average Annual Return, Percent	[6]	39.79%	18.75%		8.89%
C000206132 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Long/Short Equity Fund (Class A /VLSAX) at POP
Account Value	[7],[8]	$ 18,681.41101	$ 18,681.41101	$ 18,681.41101	$ 18,681.41101	15,753.80073	15,220.82725	18,159.11272	15,591.13854	11,992.05	$ 10,000
Average Annual Return, Percent	[7],[8]	12.06%	8.04%	11.16%
C000206132 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Long/Short Equity Fund (Class A /VLSAX) at NAV
Average Annual Return, Percent	[9]	18.58%	9.27%	12.23%
C000206133 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Long/Short Equity Fund (Class C/VLSCX) at NAV and with CDSC
Account Value	[10],[11]	$ 18,927.7654	$ 18,927.7654	$ 18,927.7654	18,927.7654	16,080.974	15,653.3983	18,814.1452	16,268.2263	12,610	10,000
Average Annual Return, Percent	[10],[11]	17.70%	8.46%	11.41%
C000206134 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Long/Short Equity Fund (Class I/VLSIX) at NAV
Account Value	[12]	$ 200,655.555	$ 200,655.555	$ 200,655.555	200,655.555	168,840.858	162,779.484	193,667.01	165,887.476	127,200	100,000
Average Annual Return, Percent	[12]	18.84%	9.55%	12.51%
C000206130 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Long/Short Equity Fund (Class R6/VLSRX) at NAV
Account Value	[13]	$ 5,036,991.65	$ 5,036,991.65	$ 5,036,991.65	5,036,991.65	4,233,736.95	4,079,568.775	4,849,206.3	4,149,683.375	3,182,500	2,500,000
Average Annual Return, Percent	[13]	18.97%	9.62%	12.59%
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Account Value		$ 33,409.37421	$ 33,409.37421	$ 33,409.37421	$ 33,409.37421	24,234.07511	22,360.18092	26,627.31085	18,434.47975	16,730.01819	10,000	14,749.22203	13,819.65226	11,144.61528	10,000
Average Annual Return, Percent		37.86%	14.84%	14.94%	14.09%
Alerian Midstream Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Index
Account Value		$ 22,376.49141	$ 22,376.49141	$ 22,376.49141	$ 22,376.49141	15,571.27608	14,943.2947	12,778.44007	7,250.823241	10,654.11226		$ 10,000	$ 10,000	$ 10,000	$ 10,000
Average Annual Return, Percent		43.70%	16.00%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 22,526.19537	$ 22,526.19537	$ 22,526.19537	$ 22,526.19537	$ 16,340.47647	$ 15,077.0015899999	$ 18,060.12871	$ 12,550.54488	$ 11,394.24631	$ 10,000
Average Annual Return, Percent		37.86%	14.60%	14.74%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[5]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[6]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[9]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[10]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[11]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[12]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[13]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.